Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Schedule of related party transactions

Compensation for the company’s key management team for the years ended December 31 determined in accordance with the company’s IFRS accounting policies was as follows:

	2022	2021
Salaries and other short-term employee benefits	10.2	10.8
Share-based payments	5.7	4.7
	15.9	15.5

Compensation for the company’s Board of Directors for the years ended December 31 was as follows:

	2022	2021
Retainers and fees	1.7	1.5
Share-based payments	0.3	0.4
	2.0	1.9